STOCKHOLDERS' DEFICIENCY	9 Months Ended
Sep. 30, 2012
Disclosure Stockholders Deficiency Additional Information [Abstract]
STOCKHOLDERS - DEFICIENCY

NOTE 9 – STOCKHOLDERS’ DEFICIENCY

During the nine-month period ended September 30, 2012, the Company issued:

•	1,100,251 shares of ABHD common stock for the conversion of 206,667 shares AbTech Series A preferred stock as allowed under the terms of the Merger Agreement;
•	441,707 shares of ABHD common stock for the conversion of four convertible notes issued by AbTech in 2006-2009 with an aggregate principal amount of $280,000;
•	368,227 shares of ABHD common stock for the conversion of two promissory notes issued by ABHD in a private offering in July 2011, for principal and interest totaling $220,936;
•	2,913,266 shares of ABHD common stock for the conversion of twenty Secured Notes issued by ABHD in the September Offering for principal and interest totaling $2,039,285;
•	300,000 shares of ABHD common stock valued at $240,000 to a vendor for services rendered to the Company;
•	4,840,832 shares of ABHD common stock in a private offering, from which the Company received net proceeds of $3,450,337; and
•	366,666 shares of ABHD common stock upon the exercise of a warrant purchased in the September Offering. The Company received $220,000 in proceeds from the exercise of the warrant and charged the portion of the warrant liability attributable to this warrant, $212,780 at the date of exercise, to additional paid-in capital.

Paid-in capital for the nine-months ended September 30, 2012 was also affected by a $297,247 charge for the value of stock based compensation attributable to options and warrants vesting during the period and a charge of $1,200,433 for the beneficial conversion feature imputed on the Secured Notes sold by the Company during the period, which had a conversion price less than the market price of ABHD common stock at the date of issuance.